Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents [Abstract]
Retention accounts	$ 525	$ 3,024
Cash collateral	300	885
Total Current Restricted Cash	825	3,909
Cash collateral	6,953	5,190
Guarantee deposits	20	10
Restricted bank deposits/Drydock reserves	3,207	503
Cash in custody	500	0
Total Non - Current Restricted Cash	10,680	5,703
Total Current and Non - Current Restricted Cash	$ 11,505	$ 9,612